Trade Receivables, Net	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Trade Receivables, Net
10.	TRADE RECEIVABLES, NET

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$107,294,445	$119,393,787	$3,805,986
Less: Allowance for impairment loss	407,133	534,377	17,035

	106,887,312	118,859,410	3,788,951
At FVTOCI	6,532,508	6,182,804	197,093

	$113,419,820	$125,042,214	$3,986,044

a.	Trade receivables

1)	At amortized cost
The Group’s average credit terms granted to the customers were 30 to 90 days. The Group evaluates the risk and probability of credit loss of trade receivables by reference to the Group’s past experiences, financial condition of each customer, as well as competitive advantage and future development of the industry in which the customer operates. The Group then reviews the recoverable amount of each individual trade receivable at each balance sheet date to ensure that adequate allowance is made for possible irrecoverable amounts. In this regard, management believes the Group’s credit risk was significantly reduced.
The Group measures the loss allowance for trade receivables at an amount equal to lifetime ECLs. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of economic conditions at each balance sheet date. As the Group’s historical credit loss experience shows significantly different loss patterns for different customer groups, the provision matrix for expected credit loss allowance based on trade receivables due status is further distinguished according to the Group’s different customer base.
The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery. For trade receivables that have been written off, the Group continues to engage in enforcement activity to attempt to recover the receivables due. Where recoveries are made, these are recognized in profit or loss.

The following table details the loss allowance of trade receivables based on the Group’s provision matrix.
December 31, 2024

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

	NT$	NT$	NT$	NT$	NT$	NT$

Gross carrying amount	$98,650,390	$6,644,672	$1,431,402	$472,061	$95,920	$107,294,445
Loss allowance (Lifetime ECLs)	(31,490)	(4,262)	(57,708)	(229,042)	(84,631)	(407,133)

	$98,618,900	$6,640,410	$1,373,694	$243,019	$11,289	$106,887,312

December 31, 2025
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

	NT$	NT$	NT$	NT$	NT$	NT$

Gross carrying amount	$110,633,879	$7,190,205	$981,559	$368,990	$219,154	$119,393,787
Loss allowance (Lifetime ECLs)	(27,120)	(4,191)	(36,780)	(252,558)	(213,728)	(534,377)

	$110,606,759	$7,186,014	$944,779	$116,432	$5,426	$118,859,410

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Gross carrying amount	$3,526,742	$229,206	$31,290	$11,762	$6,986	$3,805,986
Loss allowance (Lifetime ECLs)	(865)	(134)	(1,172)	(8,051)	(6,813)	(17,035)

	$3,525,877	$229,072	$30,118	$3,711	$173	$3,788,951

The movements of the loss allowance of trade receivables were as follows:

	December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$164,408	$332,756	$407,133	$12,979
Remeasurement of loss allowance	108,672	154,301	225,969	7,203
Acquisitions through business combinations	67,034	-	-	-
Amounts written off	(8,376)	(92,319)	(106,228)	(3,386)
Effects of foreign currency exchange differences	1,018	12,395	7,503	239

Balance at December 31	$332,756	$407,133	$534,377	$17,035

2)	At FVTOCI
For the trade receivables due from certain customers, the Group decides whether or not to factor these trade receivables to banks without recourse based on the Group’s demand of working capital. These trade receivables are classified as at FVTOCI because they are held within a business model whose objective is achieved by both the collection of contractual cash flows and the selling of financial assets.

The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.
December 31, 2024

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total

Expected credit loss rate	0%	0%	0%	0%

	NT$	NT$	NT$	NT$	NT$

Gross carrying amount	$6,407,425	$5,549	$106,134	$13,400	$6,532,508
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$6,407,425	$5,549	$106,134	$13,400	$6,532,508

December 31, 2025
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total

Expected credit loss rate	0%	0%	0%	0%

	NT$	NT$	NT$	NT$	NT$

Gross carrying amount	$6,072,904	$38	$109,547	$315	$6,182,804
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$6,072,904	$38	$109,547	$315	$6,182,804

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Gross carrying amount	$193,590	$1	$3,492	$10	$197,093
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$193,590	$1	$3,492	$10	$197,093

b.	Transfers of financial assets - Unqualified for derecognition
In April 2024, the Group’s subsidiary amended its accounts receivable factoring agreement with banks, with a credit facility amounting to
EUR10,000
thousand. Pursuant to the agreements, banks have the right to request the Group’s subsidiary to pay the unsettled balance if these trade receivables are not recovered at maturity. As the Group’s subsidiary does not transfer substantially all risks and rewards relating to these trade receivables, it continues to recognize the full carrying amounts of these trade receivables and treats them as collateral for borrowings. Refer to Notes 20 and 36. However, after considering its working capital requirements, the Group’s subsidiary terminated its accounts receivable factoring agreement with the banks in August 2025.
For the year ended December 31, 2024, the trade receivables accumulated factored and financed were NT$2,122,291 thousand and NT$989,664 thousand, respectively. For the year ended December 31, 2025, the trade receivables accumulated factored and financed were NT$1,483,274 thousand (US$47,283 thousand) and NT$924,709 thousand (US$29,477 thousand), respectively. As of December 31, 2024 and 2025, the carrying amount of these trade receivables factored but not yet derecognized were NT$391,030 thousand and nil, respectively
.
T
he carrying amount of the related liabilities both were nil.